UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number:   28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      President/CEO
Phone:      404.523.6057

Malon W. Courts               Atlanta, GA                   11/13/2009
------------------            --------------------          ---------------
Signature                     City     State                Date

Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         5
Form 13F Information Table Value Total:         $18,208.00
List of Other Included Managers:                Pointer Capital LLC

                         TITLE OF                MKT VAL                 INVESTMENT   OTHER
ISSUER NAME              CLASS       CUSIP       (X $1000)    SHARES     DISCRETION   MNGRS     SOLE        SHARED       NONE
-------------------------------------------------------------------------------------------------------------------------------
COUSINS PROPERTIES INC   COM         222795106   $14,630.00   1766924    SOLE                   1766924
COGENT INC.              COM         19239Y108   $754.00      74620      SOLE                   74620
EV ENERGY PARTNERS L P   COM UNITS   26926V107   $1,350.00    58058      SOLE                   58058
HARRIS CORP              COM         413875105   $1,387.00    36900      SOLE                   36900
UNITED ONLINE INC        COM         911268100   $87.00       10862                   1         10862